CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock issued for services, shares		8,037,500
Issuance of redeemable preferred stock shares	4,135	8,838